Income Taxes - Schedule of Net Deferred Tax Liability (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Deferred tax assets:
General loan loss allowance	$ 542	$ 531
Unfunded Commitments	15	14
Accrued expenses	45	44
Fair value accounting adjustments at acquisition	63	71
Nonaccrued interest on loans	105	115
Unrealized loss on available-for-sale securities	48	112
Depreciation	86	82
Net operating loss carryforwards	45	107
Total deferred tax assets	949	1,076
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(269)	(344)
Deferred loan origination costs	(24)	(57)
Loan servicing rights	(51)	(41)
Accrual to cash adjustment	(101)	(216)
Fair value accounting adjustments on acquisition	(534)	(535)
Total deferred tax liabilities	(979)	(1,193)
Net deferred tax liability	$ (30)	$ (117)